Prepayments and Other Assets, Net	12 Months Ended
Dec. 31, 2023
Prepayments and Other Assets, Net [Abstract]
Prepayments and other assets, net
4.	Prepayments and other assets, net

The prepayments and other assets, net consisted of the following:

	As of December 31, 2023	As of December 31, 2022

Deposits (a)	$13,134	$9,149
Prepayments for goods and services	2,973	4,004
VAT recoverable (b)	1,955	3,843
Prepayments for property and equipment (c)	7,539	9,659
Prepayments for intangible assets (d)	17,661	6,130
Advances to employees	58	63
Others	475	538
Prepayments and other assets	43,795	33,386
Less: Allowance for credit losses for prepayments and other assets	(405)	(454)
Prepayments and other assets, net	43,390	32,932
Less: Prepayments and other current assets, net	(14,537)	(18,292)
Other non-current assets	$28,853	$14,640

(a)	Deposits represent the refundable deposits to the lessors for the leased warehouses and office space.

(b)	VAT recoverable represents the balances that the Company can utilize to deduct its value-added tax liabilities within the next 12 months.

(c)	Prepayments for property and equipment represent mainly prepayments for constructions of logistic stations.

(d)

(i) In January 2022, the Company signed an agreement with Ningde City government to purchase a land use right located at Jinwan Road, Jiaocheng District, Ningde, Fujian Province amounted to approximately $6.1 million (RMB42,690,000) and the prepayment was made to the local government accordingly. The Company obtained certificate of land-use right and the transaction was completed in June 2023. The prepaid balance was transferred from other non-current assets to intangible assets. The term of the land use right is 50 years from 2023 to 2073.

(ii) On September 30, 2023, SF Smart and Fujian Yingfu Integrated Circuit Co., Ltd. (“Yingfu”) entered into an agreement, pursuant to which, SF Smart agreed to pay Yingfu approximately $8.4 million (RMB59.7 million) as additional consideration for purchasing the land use right (located at Tongnan Village, Nanyu Town, Minhou County, Fuzhou, Fujian Province, or the “Target land”) (for more details please refer to Note 8). From October 2023 to November 2023, SF Smart fully paid the consideration of approximately $8.4 million (RMB59.7 million) to Yingfu.

On December 22, 2023, SF Smart made a deposit of approximately $9.2 million (RMB65.1 million) to local government authority Fuzhou High-tech Development Zone Municipal Bureau of Natural Resources for the bidding of Target land, which was previously held by Yingfu (see Note 8). On January 9, 2024, SF Smart signed a Land Use Right Transfer Agreement with local government for a consideration of approximately $18.3 million (RMB129.5 million). On January 12, 2024, the Company made the remaining payment of approximately$9.1 million (RMB64.4 million) to local government authority. The certificate of land use right was still in progress.

Movement of allowance for credit losses for prepayments and other assets

	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021

Beginning balance	$454	$439	$591
(Recovery) provisions for credit losses for prepayments and other assets	(42)	54	-
Written-off	-	-	(164)
Exchange rate effect	(7)	(39)	12
Ending balance	$405	$454	$439